Summary of Significant Accounting Policies and Basis of Presentation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies and Basis of Presentation (Textual)
FDIC insured					$ 250	$ 250
Other income received as investment					550
Allowance for doubtful accounts
Amortization expense						$ 428
Number of new dilutive common shares	6,159,255	2,516,405	5,736,822	2,351,507
Options to purchases, description					Of these potentially dilutive securities, only 264,251 shares which the Company is obligated to issue and 140,000 options to purchase of common stock at price of $2.675 per share are included in the computation of diluted earnings per share. Additionally, the Company had A Convertible note totaling $250,000 representing an additional83,334 common shares included in the computation of diluted earnings per share because the effect of including the remaining instruments would be anti-dilutive.	Of these potentially dilutive securities, only 95,443 shares which the Company is obligated to issue and 90,000 options to purchase of common stock at price of $3 per share are included in the computation of diluted earnings per share because the effect of including the remaining instruments would be anti-dilutive.
Advertising costs					$ 25	$ 46
Trading losses					78	171
Asset impairment charges						583
Intangible assets	$ 9,000		$ 9,000
Asset impairment charges						1,917
Total impairment charge related to goodwill						$ 1,334
Common stock shares issued						33,334
Revenue allocated to remaining performance obligations, description			Revenue allocated to remaining performance obligations represent contracted revenue that has not yet been recognized (“contracted not recognized”). Contracted not recognized revenue was $578 as of June 30, 2020, of which the Company expects to recognize 100% of the revenue over the next 12 months.
Green Spirit Industries [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Textual)
Acquisition, shares of common stock							50,000
Convertible Debt [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Textual)
Potentially dilutive securities					264,251	95,443
Purchase of common stock					212,044	162,044
Convertible Debt [Member] | Minimum [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Textual)
Common stock at prices					$ 2.10	$ 3
Convertible Debt [Member] | Maximum [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Textual)
Common stock at prices					$ 54	$ 54
Accounts Receivable [Member]
Summary of Significant Accounting Policies and Basis of Presentation (Textual)
Allowance for doubtful accounts					$ 20	$ 20